SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
NOTE 10 - SHARE CAPITAL:

a.	Following the closing of the IPO and the 1-for-130 split of the Company's ordinary shares, the share capital composed of ordinary shares of NIS 0.0000769 par value, as follows:

	Number of ordinary shares
	December 31
	2018	2017
Authorized	140,010,000	130,000,000
Issued	11,459,780	4,490,720

The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.

b.	Initial Public Offering ( IPO)

On July 02, 2018 the Company completed the IPO and offered 1,400,000 ordinary shares and 1,400,000 warrants (the “tradable warrants”) to purchase up to 700,000 ordinary shares for a gross consideration of $11.2 million before issuance costs ($9.6 million net of issuance costs in cash which include $0.9 million underwriters’ fees and an additional approximately $0.7 million of other issuance costs). The ordinary shares and the tradable warrants sold in units (each a “unit”), with each unit consisting of one ordinary share and one tradable warrant to purchase 0.5 of an ordinary share. The public offering price was $8.0 per unit.

The ordinary shares and warrants were immediately separable and issued separately and started to trade on June 28, 2018 , following the effectiveness of the registration statement filed with the SEC on June 27, 2018.

The closing of the IPO was on July 2, 2018 following which the Company was entitled to receive the proceeds from the IPO. Certain actions were completed in connection with the closing of the IPO, including:

A.
A 1-for- 130 split of the Company's ordinary shares. Following the split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the ordinary share numbers, losses per ordinary share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for- 130 split.

B.	The Company’s outstanding 2012 Convertible loans were automatically converted into 622,180 Ordinary Shares of the Company.

C.
The Company's series A preferred shares, series B preferred shares and series B-1 preferred shares were automatically converted into 1,328,860, 1,856,790 and 1,719,770, Ordinary Shares of the Company, respectively.

D.
The Company's warrants to series A preferred shares, Warrants to Series B preferred shares and Warrants to Series B-1 preferred shares were automatically converted into 343,200, 756,340 and 467,220 warrants, respectively, to purchase Ordinary Shares of the Company.

E.
Existing options to purchase Series A preferred shares and warrants to purchase Series A preferred shares, granted to certain holders of our Series A preferred shares that are exercisable upon the closing of the IPO, were automatically converted into options to purchase 387,530 ordinary shares and into warrants to purchase 85,931 ordinary shares.

The Company granted the underwriters an over-allotment option. This option, which is exercisable for up to 30 days after the date of the Effective registration statement, permits the underwriters to purchase a maximum of 210,000 additional ordinary shares and/or 210,000 additional warrants to purchase up to 105,000 ordinary shares to cover over-allotments, if any.

On July 26, 2018, the Company's underwriters exercised their overallotment option to purchase 210,000 warrants to purchase 105,000 Ordinary Shares of the Company for a total consideration of $2,100. The fair value of the warrants on the issuance date was $172 thousand.  The Company recorded the fair value as issuance costs.

The Company also issued to the underwriters 10,000 ordinary shares following the closing of the IPO, as well as 70,000 underwriter warrants at an exercise price of $8.8 to purchase 70,000 ordinary shares. The underwriter warrants may be exercised on a cashless basis under certain circumstances as described in the warrant. The underwriter warrants will be exercisable 180 days following June 29, 2018 until the fifth anniversary of such effective date. The underwriter warrants are not redeemable by the company and have some registration rights as described in the warrant. The underwriter warrants will provide for adjustment of the exercise price of such warrants (and the ordinary shares underlying such warrants) for dilutive events such as a stock dividend or stock split and for recapitalizations, mergers and other fundamental transactions.

The shares and warrants issued to the underwriters recorded as an issuance cost based on fair value of $66.5 thousand and $255 thousand, respectively.

The Company allocated the total consideration from the issuance of the units between the ordinary shares and the tradable warrants as following: the tradable warrants recorded at fair value based on quoted price on Nasdaq as of July 2,2018 and the residual allocated to the ordinary shares.

Issuance costs were allocated to the ordinary shares and the tradable warrants according to their fair values. Issuance costs which were allocated to the ordinary shares were deducted from shareholders' equity, and issuance costs that were allocated to the tradable warrants were expensed immediately.

c.	Share based compensation:

1)	Share based compensation plan

Prior to the closing of the IPO as detailed in Note 10b the Company's board of directors and shareholders of the Company approved a new Share Incentive Plan (the “2018 Plan”), subject to the closing of the IPO (see note 10b) and has reserved  1,371,398 Ordinary Shares of the Company for allocation of stock options, restricted share units, restricted share awards and performance-based awards (the "Option"), to employees and non-employees for issuance under the 2018 Plan. Each Option is exercisable to one ordinary share NIS 0.0000769 par value.

Any option granted under the New Plan that is not exercised within 10 years from the date upon which it becomes exercisable will expire.
As of December 31, 2018, no options granted under the 2018 Incentive Plan.

On March 17, 2013, the Company's board of directors approved a Share Incentive Plan (the “2013 Plan”).  Under the 2013 Plan, the Company shall reserve sufficient number of Ordinary Shares, NIS 0.000769 par value, of the Company for allocation of stock options, restricted share units, restricted share awards and performance-based awards (the "Option"), to employees and non-employees.  Each Option is exercisable to acquire one ordinary share.

Any option granted under the 2013 Plan that is not exercised within six years from the date upon which it becomes exercisable will expire.

The options granted to employees are subject to the terms stipulated by section 102(b)(2) of the Israeli Income Tax Ordinance (the “Ordinance”).  According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance or NSO.  The Company will be allowed to claim as an expense for tax purposes in the year in which the related parties or non-employees exercised the options into shares.

2)	Options grants:

a)
In March 2016, the Company granted options to purchase 147,290 ordinary shares to a certain director with an exercise price of $3.68. 1/3 of the options vested on April 29, 2016, 1/3 of the options shall vest on July 29, 2017 and the remaining shall vest on July 29, 2018.  The fair value of the options at the date of grant was $827 thousand.

b)
Through May and during November 2016, the Company granted options to purchase 3,120 ordinary shares to a certain consultant, with an exercise price of par value (0.0000769 NIS). The options vested immediately.  The fair value of the options at the date of grant was $24 thousand.

c)
In August 2016, the Company granted options to purchase 64,220 ordinary shares to certain employees with an exercise price of $3.68.  The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.  The fair value of the options at the date of grant was $362 thousand.

d)
In March 2017, the Company granted options to purchase 1,560 ordinary shares to a certain consultant, with an exercise price of par value (0.0000769 NIS). The options shall vest immediately.  The fair value of the options at the date of grant was $12 thousand.

e)
On March 27, 2017, the board of directors approved the nomination of Mr. Luke Beshar as Executive chairman of the board and Dr. Roger Garceau as Chief Development Advisor. The nominations and the compensation were subject to shareholder approval that was received on April 6, 2017.  According to the agreements with Mr. Luke Beshar, and Dr. Graceau, upon the occurrence of a private placement or IPO, which are defined as a Triggering Event as described in note 7(a)(3) (“the Qualified Event”), Mr. Beshar and Dr. Graceau will be granted options to purchase ordinary shares of the Company representing 6.5% and 1.5%, respectively, of the Company’s share capital on a “fully diluted basis” as determined immediately following the Qualified Event, provided however, that if the amount of new funds actually received by the Company in a Qualified Event exceeds $10 million, then it shall be deemed for the purpose of calculating the "fully diluted basis" under this agreement as if such amount is equal to $10 million.  The exercise price of the options shall be equal to the per share fair market value of ordinary shares immediately following the Qualified Event.  The Options will vest in 36 equal monthly installments over a period of 36 months, commencing the date of service provision, and are subject to acceleration under certain circumstances as described in the service agreement.  Following the completion of the Preferred B Financing the Company determined the amount of options to purchase ordinary shares of the Company, to be granted to Mr. Beshar and Dr. Garceau of 906,100 and 209,040, respectively. The exercise price of the options is $ 6.308 determined based on an external valuation and approved by the board of directors of the company on November 10, 2017. The Company treated the awards as performance-based awards, the performance condition was achieved during 2017.

The fair value of the options at the date of grant is $4,814 thousand.

The resignation of Mr. Beshar, the Chairman of the board took effect on June 27, 2018. According to the Mr. Beshar's options terms, options which have yet to fully vest are forfeited, therefore 453,050 options forfeited and were recognized in the financial statements as a reverse of expense under the General and Administrative line item in the amount of $1,326 thousand.

f)
On April 6, 2017, the Company granted options to purchase 147,290 ordinary shares to a certain director, with an exercise price of $7.538. 1/3 of the options are vested on the grant date, 1/3 of the options shall vest on September 21, 2017 and the remaining shall vest on September 21, 2018.  The fair value of the options at the date of grant is $574 thousand.

g)
On November 15, 2017, the Company granted options to purchase 591,500 ordinary shares to the CEO, COO and the CFO of the Company, with an exercise price of $6.308. The options will vest in 4 years in sixteen equal quarterly instalments. The fair value of the options at the date of grant is $2,338 thousand. The options granted to the CEO were approved by the shareholders of the Company on November 23, 2017.

h)
On November 23, 2017, the Company granted options to purchase 13,000 ordinary shares to a certain consultant, with an exercise price $6.308. The options shall vest immediately.  The fair value of the options at the date of grant was $38 thousand.

i)
On December 27, 2017, the Company granted options to purchase 76,180 ordinary shares to certain employees, with an exercise price of $6.308. The options vest over 4 years from the date of grant; 1/4 vest on the first anniversary of the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.  The fair value of the options at the date of grant was $295 thousand.

j)
On January 10, 2018, the Company appointed Dr. Eric Lang as the Company’s Chief Medical Officer, effective January 15, 2018. In connection with Dr. Lang’s appointment as the Company’s Chief Medical Officer, the Company’s Board of Directors granted Dr. Lang options to purchase 110,500 ordinary shares at an exercise price of $6.308 per share. The options vest over 4 years from the date of grant; 1/4 vest on the date of grant and the remaining vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.  The fair value of the options at the date of grant was $420 thousand.  In September 2018, Dr. Eric Lang's employment was terminated and the options were forfeited in December 2018.

k)
In January 2018, the Company granted options to purchase 32,500 ordinary shares to a certain consultant, with an exercise price of $2.107. The options vested immediately.  The fair value of the options at the date of grant was $138 thousand.

3)
The fair value of each option granted (except options with an exercise price of par value, as described below) is estimated at the date of grant using the Black-Scholes option-pricing model, with the following weighted average assumptions:

	2018	2017	2016
Ordinary share price	$6.31	$5.95	7.83
Exercise price	$5.35	$5.95	3.68
Dividend yield	-	-	-
Expected volatility	68%	73.77%	76%
Risk-free interest rate	2.23%	1.67%	1.05%
Expected life – in years	4.07	7.94	4.11

The fair value of each option with an exercise price of NIS 0.0000769 is based on the fair value of ordinary share at the date of grant.  The ordinary share price is derived from the value of equity and was based on the valuation performed (as detailed in note 6).  The expected volatility is based on comparable companies.  The risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with a time to maturity that equals the average life of the options.

4)	Changes in the number of options and weighted average exercise prices are as follows:

	Year ended December 31,
	2018		2017			2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	3,044,990	$4.59	1,136,590	$1.43	921,960	$0.92
Forfeited	(718,120)	5.73	(36,270)	2.27	-	-
Exercised (*)	(31,460)	-	-	-	-	-
Granted	143,000	$5.35	1,944,670	$6.39	214,630	3.63
Outstanding at end of year	2,438,410	$4.36	3,044,990	$4.59	1,136,590	1.43
Exercisable at end of year	1,837,160	$1.67	1,430,780	$2.92	835,380	0.721

(*) The total intrinsic value of options exercised during the year ended December 31, 2018, was approximately $181 thousand.

5)	The following is information about the exercise price and remaining contractual life of outstanding options at year-end:

December 31, 2018			December 31, 2017
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life
602,810	*	0.55	634,270	*	1.67
27,560	$1.85	0.67	33,020	$1.85	1.7
36,010	$2.43	1.41	36,010	$2.43	2.42
65,000	$2.11	1.05	32,500	$2.11	2.05
11,050	$1.85	2.21	11,050	$1.85	3.21
205,920	$3.69	3.36	355,030	$3.69	4.2
1,342,770	$6.31	6.39	1,795,820	$6.31	7.77
147,290	$7.54	4.26	147,290	$7.54	5.26

* Par value

6)	The remaining unrecognized compensation expense as of December 31, 2018 is $1,123 thousand. This amount will be expensed in full by December 2021.